WELLS FARGO FUNDS TRUST


                                SUPPLEMENT TO ALL
                      STATEMENTS OF ADDITIONAL INFORMATION
                               Dated June 1, 2000




The section of the Statements of Additional Information entitled "Management" is supplemented as follows:

The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled "Organization and Management of the Funds." The principal occupations during the past five years of the Trustees and principal executive Officers of the Trust are listed below. The address of each, unless otherwise indicated, is 525 Market Street, 12th Floor, San Francisco, CA 94105. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.


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
                                                                  Principal Occupations
Name, Age and Address                         Position            During Past 5 Years

*Robert C. Brown, 65                          Trustee             Director, Federal Farm Credit Banks Funding
5038 Kestral Parkway South                                        Corporation and Farm Credit System Financial
Sarasota, FL 34231                                                Assistance Corporation since February 1993.

Donald H. Burkhardt, 70                       Trustee             Principal of the Burkhardt Law Firm.
777 South Steele Street
Denver, CO 80209

Jack S. Euphrat, 77                           Trustee             Private Investor.
415 Walsh Road
Atherton, CA  94027

Thomas S. Goho, 56                            Trustee             Business Associate Professor, Wake Forest
321 Beechcliff Court                                              University, Calloway School of Business and
Winston-Salem, NC  27104                                          Accountancy since 1994.

Peter G. Gordon, 56                           Trustee             Chairman and Co-Founder of Crystal Geyser Water
Crystal Geyser Water Co.                                          Company and President of Crystal Geyser Roxane
55 Francisco Street, Suite 410                                    Water Company since 1977.
San Francisco, CA  94133

*W. Rodney Hughes, 72                         Trustee             Private Investor.
31 Dellwood Court
San Rafael, CA  94901

*Richard M. Leach, 63                         Trustee             President of Richard M. Leach Associates (a
P.O. Box 1888                                                     financial consulting firm) since 1992.
New London, NH 03257

*J. Tucker Morse, 54                          Trustee             Private Investor/Real Estate Developer; Chairman
10 Legare Street                                                  of Vault Holdings, LLC.
Charleston, SC  29401

Timothy J. Penny, 45                          Trustee             Senior Counselor to the public relations firm of
500 North State Street                                            Himle-Horner since January 1995 and Senior Fellow
Waseca, MN 56093                                                  at the Humphrey Institute, Minneapolis, Minnesota
                                                                  (a public policy organization) since January 1995.

Donald C. Willeke, 59                        Trustee              Principal on the law firm of Willeke & Daniels.
201 Ridgewood Avenue
Minneapolis, MN 55403

Michael J. Hogan, 41                         President            Executive Vice President of Wells Fargo Bank, N.A.
                                                                  since May 1999.  Senior Vice President of Wells
                                                                  Fargo Bank, N.A. from April 1997 to May 1999.
                                                                  Vice President of American Express Financial
                                                                  Advisors from May 1996 to April 1997, and Director
                                                                  of American Express Financial Advisors from March
                                                                  1993 to May 1996.

Karla M. Rabusch, 41                         Treasurer            Senior Vice President of Wells Fargo Bank, N.A.,
                                                                  since May 2000.  Vice President of Wells Fargo
                                                                  Bank, N.A. from December 1997 to May 2000.  Prior
                                                                  thereto, Director of Managed Assets Investment
                                                                  Accounting of American Express Financial Advisors
                                                                  from May 1994 to November 1997.

C. David Messman, 40                         Secretary            Vice President and Senior Counsel of Wells Fargo
                                                                  Bank, N.A. since January 1996.  Prior thereto,
                                                                  Branch Chief, Division of Investment Management,
                                                                  U.S. Securities and Exchange Commission.

         Each of the Trustees and Officers listed above act in the identical capacities for Wells Fargo Variable Trust and Wells Fargo Core Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of the Trust, and of each other trust in the Fund Complex.





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